Parent Company Statements (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Balance Sheets

Balance Sheets
December 31, 2016 and 2015
(In thousands)	2016	2015
Assets:
Cash	$112,067	$102,416
Investment in subsidiaries	626,569	613,383
Debentures receivable from PNB	25,000	25,000
Other investments	2,962	2,341
Other assets	26,651	23,443
Total assets	$793,249	$766,583
Liabilities:
Subordinated notes	45,000	45,000
Other liabilities	6,009	8,228
Total liabilities	51,009	53,228
Total shareholders’ equity	742,240	713,355
Total liabilities and shareholders’ equity	$793,249	$766,583

Statements of Income

Statements of Income
for the years ended December 31, 2016, 2015 and 2014
(In thousands)	2016	2015	2014
Income:
Dividends from subsidiaries	$60,000	$60,000	$60,000
Interest and dividends	2,164	2,561	3,708
Other	1,081	560	262
Total income	63,245	63,121	63,970
Expense:
Other, net	12,159	12,341	13,807
Total expense	12,159	12,341	13,807
Income before federal taxes and equity in undistributed income of subsidiaries	51,086	50,780	50,163
Federal income tax benefit	4,357	4,671	4,787
Income before equity in undistributed income of subsidiaries	55,443	55,451	54,950
Equity in undistributed income of subsidiaries	30,692	25,561	29,007
Net income	$86,135	$81,012	$83,957
Other comprehensive (loss) income (1)	(2,102)	(2,035)	21,811
Comprehensive income	84,033	78,977	105,768

Statements of Cash Flows

Statements of Cash Flows
for the years ended December 31, 2016, 2015 and 2014
(In thousands)	2016	2015	2014
Operating activities:
Net income	$86,135	$81,012	$83,957
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiaries	(30,692)	(25,561)	(29,007)
Compensation expense for issuance of treasury stock to directors	950	963	801
Share-based compensation expense	1,864	865	458
Increase in other assets	(3,425)	(182)	(1,292)
(Decrease) increase in other liabilities	(2,524)	485	298
Net cash provided by operating activities	52,308	57,582	55,215
Investing activities:
Repayment of investments in and advances to subsidiaries	15,000	10,000	32,000
Net cash provided by investing activities	15,000	10,000	32,000
Financing activities:
Cash dividends paid	(57,653)	(57,776)	(57,876)
Repayment of subordinated notes	—	—	(35,250)
Repurchase of treasury shares	—	(6,058)	(2,355)
Cash payment for fractional shares	(4)	(3)	(5)
Net cash used in financing activities	(57,657)	(63,837)	(95,486)
Increase (decrease) in cash	9,651	3,745	(8,271)
Cash at beginning of year	102,416	98,671	106,942
Cash at end of year	$112,067	$102,416	$98,671